Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished Goods	$ 50,357	$ 77,936
Reserve for Obsolete Inventory	(50,357)	(77,936)
Work in Progress	0	0
Manufacturing Supplies	0	3,127
Raw Materials	0	9,368
Total Inventory		$ 12,495